Summary Of Significant Accounting Policies (Estimated Useful Lives Of Intangible Assets) (Detail)	2 Months Ended
Dec. 31, 2011
Tradenames
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	20 years
Data sublicense agreement
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	6 years
Non-complete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	5 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	10 years
Minimum | Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	1 year
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	20 years
Maximum | Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	2 years